Active Assets Institutional Money Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002

Dear Shareholder:

As of December 31, 2002, Active Assets Institutional Money Trust had net assets of more than $1.1 billion, and the average maturity of the Fund's portfolio was 44 days. For the six-month period ended December 31, 2002, the Fund provided a total return of 0.80 percent. For the seven-day period ended December 31, 2002, the Fund provided an effective annualized yield of 1.34 percent and a current yield of 1.34 percent, while its 30-day moving average yield for December was
1.37 percent. Past performance is no guarantee of future results.

Market Overview

The Federal Open Market Committee, having lowered its target rate for federal funds to 1.75 percent on December 11, 2001, maintained that level for almost eleven months until November 6, 2002 when it reduced its target to 1.25 percent, a 41-year low. The Federal Reserve has taken this accommodative posture as it tries to moderate the slow pace of economic activity until greater confidence is achieved. Against this backdrop, money market fund yield levels have fallen to record lows.

Portfolio Composition and Structure

On December 31, 2002, approximately 52 percent of the Fund's portfolio was invested in high-quality commercial paper, 22 percent in a short-term bank note and certificates of deposit issued by financially strong commercial banks, 14 percent in federal agency obligations and the remaining 12 percent in an overnight repurchase agreement. At the end of the fiscal period, approximately 92 percent of the portfolio's holdings were due to mature in less than four months. Consequently, we believe the portfolio is well positioned for stability of value with a very high degree of liquidity.

As always, we try to operate the Fund in a conservative manner without the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We believe that the Fund continues to serve as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money-market conditions.

Looking Ahead

We expect the pace of economic activity during 2003 to begin to reflect some improvement as the economy responds to stimulative monetary and fiscal conditions. Barring the outbreak of war or further significant terrorist activity in the world, we believe that consumer and business confidence should continue to improve, producing meaningful economic expansion. Such an

Active Assets Institutional Money Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002 continued

economic environment normally leads to moderately higher levels of short-term interest rates, which could become more evident during the second half of 2003.

We appreciate your ongoing support of Active Assets Institutional Money Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED)

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE         VALUE
------------------------------------------------------------------------------------------------------
            Commercial Paper (52.4%)
            Banking (4.9%)
$ 55,000    Citicorp
              01/08/03 - 01/14/03.......................................    1.32%       $   54,980,200
                                                                                        --------------
            Finance - Consumer (9.8%)
  20,000    FCAR Owner Trust
              01/07/03..................................................     1.37           19,996,194
  60,000    New Center Asset Trust
              01/03/03 - 02/06/03.......................................  1.34 - 1.66       59,939,485
  20,000    Sheffield Rec. Corp. - 144A*
              01/06/03..................................................     1.78           19,996,067
  10,000    Wells Fargo Financial Inc.
              02/25/03..................................................     1.66            9,975,250
                                                                                        --------------
                                                                                           109,906,996
                                                                                        --------------
            Finance - Corporate (1.8%)
  20,000    Corporate Asset Funding Co., Inc. - 144A*
              01/22/03..................................................     1.35           19,985,000
                                                                                        --------------
            Financial Conglomerates (11.9%)
  41,000    General Electric Capital Corp.
              02/13/03 - 03/14/03.......................................  1.71 - 1.78       40,898,908
  43,000    Mortgage Interest Networking Trust
              01/17/03 - 01/29/03.......................................  1.36 - 1.59       42,959,033
  50,000    Old Line Funding Corp. - 144A*
              01/09/03 - 01/16/03.......................................  1.33 - 1.37       49,979,878
                                                                                        --------------
                                                                                           133,837,819
                                                                                        --------------
            Food & Beverages (3.7%)
  42,000    Nestle Capital Corp. - 144A*
              01/23/03 - 03/05/03.......................................  1.31 - 1.73       41,926,971
                                                                                        --------------
            Insurance (2.6%)
  30,000    AIG Funding Inc.
              01/17/03 - 01/31/03.......................................  1.76 - 1.80       29,967,853
                                                                                        --------------

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE         VALUE
------------------------------------------------------------------------------------------------------
            Integrated Oil (1.8%)
$ 20,000    Shell Finance Oil (United Kingdom) PLC
              03/11/03..................................................    1.72%       $   19,935,778
                                                                                        --------------
            International Banks (15.9%)
  42,000    ANZ (DE) Inc.
              01/16/03 - 03/06/03.......................................  1.31 - 1.32       41,933,961
  30,000    Barclays U.S. Funding Corp.
              01/28/03..................................................     1.73           29,962,733
  50,000    CBA (Delaware) Finance Inc.
              01/21/03 - 02/25/03.......................................  1.32 - 1.33       49,932,951
  17,000    Lloyds TSB Bank PLC
              03/03/03..................................................     1.51           16,957,500
  40,000    Societe Generale N.A. Inc.
              02/13/03 - 02/24/03.......................................  1.33 - 1.34       39,927,783
                                                                                        --------------
                                                                                           178,714,928
                                                                                        --------------
            Total Commercial Paper (Cost $589,255,545)...............................      589,255,545
                                                                                        --------------
            Certificates of Deposit (19.5%)
  52,000    BNP Paribas, New York Branch
              01/27/03 - 02/11/03.......................................  1.53 - 1.75       52,000,000
  50,000    Dexia Bank S.A., New York Branch
              02/12/03 - 02/19/03.......................................     1.33           50,000,000
  35,000    Lloyds TSB Bank PLC, New York Branch
              02/10/03..................................................     1.75           34,999,244
  22,000    Rabobank Nederland, New York Branch
              03/20/03..................................................     1.31           22,000,000
  60,000    State Street Bank & Trust Co.
              01/17/03 - 03/04/03.......................................  1.33 - 1.72       60,000,000
                                                                                        --------------
            Total Certificates of Deposit (Cost $218,999,244)........................      218,999,244
                                                                                        --------------

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE         VALUE
------------------------------------------------------------------------------------------------------
            U.S. Government Agencies (13.9%)
$ 30,000    Federal Farm Credit Banks
              07/30/03 - 08/05/03.......................................  1.45 - 1.48%  $   29,744,754
  29,000    Federal Home Loan Mortgage Corp.
              01/30/03 - 07/17/03.......................................  1.53 - 1.78       28,852,378
  98,363    Federal National Mortgage Assoc.
              01/08/03 - 07/25/03.......................................  1.28 - 2.10       97,999,316
                                                                                        --------------
            Total U.S. Government Agencies (Cost $156,596,448).......................      156,596,448
                                                                                        --------------
            Short-Term Bank Note (2.3%)
  26,000    Bank of New York (The)
              02/20/03 (Cost $26,020,947)...............................     1.71           26,020,947
                                                                                        --------------
            Repurchase Agreement (11.8%)
 132,835    Goldman, Sachs & Co.
              due 01/02/03 (dated 12/31/02; proceeds $132,844,225) (a)
              (Cost $132,835,000).......................................     1.25          132,835,000
                                                                                        --------------
            Total Investments (Cost $1,123,707,184) (b).................     99.9%       1,123,707,184
            Other Assets in Excess of Liabilities.......................      0.1              800,363
                                                                            -----       --------------
            Net Assets..................................................    100.0%      $1,124,507,547
                                                                            =====       ==============

---------------------

     *   Resale is restricted to qualified institutional investors.
    (a)  Collateralized by $49,424,660 Federal Home Loan Mortgage
         Corp. 5.00% - 9.00% due 10/01/13 - 01/01/33 valued at
         $52,189,896 and $80,438,647 Federal National Mortgage Assoc.
         5.50% - 7.50% due 04/01/32 - 01/01/33 valued at $83,301,804.
    (b)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,123,707,184).....................................  $1,123,707,184
Interest receivable.........................................       1,075,151
Prepaid expenses............................................          36,499
                                                              --------------
    Total Assets............................................   1,124,818,834
                                                              --------------
Liabilities:
Payable for:
    Investment management fee...............................         161,641
    Dividends to shareholders...............................          82,897
Accrued expenses............................................          66,749
                                                              --------------
    Total Liabilities.......................................         311,287
                                                              --------------
    Net Assets..............................................  $1,124,507,547
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,124,398,247
Accumulated undistributed net investment income.............         109,300
                                                              --------------
    Net Assets..............................................  $1,124,507,547
                                                              ==============
Net Asset Value Per Share,
  1,124,507,547 shares outstanding (unlimited authorized
  shares of $.01 par value).................................           $1.00
                                                              ==============

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $10,664,715
                                                              -----------
Expenses
Investment management fee...................................      922,664
Custodian fees..............................................       28,581
Professional fees...........................................       25,737
Shareholder reports and notices.............................       24,333
Registration fees...........................................       13,362
Trustees' fees and expenses.................................        5,940
Transfer agent fees and expenses............................        1,101
Other.......................................................       18,104
                                                              -----------
    Total Expenses..........................................    1,039,822
                                                              -----------
    Net Investment Income...................................    9,624,893
    Net Realized Gain.......................................        8,900
                                                              -----------
Net Increase................................................  $ 9,633,793
                                                              ===========

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2002   JUNE 30, 2002
                                                               --------------     --------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $    9,624,893     $   28,309,137
Net realized gain...........................................            8,900             27,936
                                                               --------------     --------------
    Net Increase............................................        9,633,793         28,337,073
                                                               --------------     --------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................       (9,624,893)       (28,309,137)
Net realized gain*..........................................           (8,900)           (27,936)
                                                               --------------     --------------
    Total Dividends and Distributions.......................       (9,633,793)       (28,337,073)
                                                               --------------     --------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (28,251,368)         6,417,793
                                                               --------------     --------------

    Net Increase (Decrease).................................      (28,251,368)         6,417,793
Net Assets:
Beginning of period.........................................    1,152,758,915      1,146,341,122
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $109,300 and $109,300, respectively).....................   $1,124,507,547     $1,152,758,915
                                                               ==============     ==============

---------------------

     *   Short-term gains only.

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2002 aggregated $17,074,480,326 and $17,111,466,141, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2002   JUNE 30, 2002
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    2,243,267,304      4,873,773,803
Shares issued in reinvestment of dividends and
  distributions.............................................        9,708,334         28,548,326
                                                               --------------     --------------
                                                                2,252,975,638      4,902,322,129
Shares redeemed.............................................   (2,281,227,006)    (4,895,904,336)
                                                               --------------     --------------
Net increase (decrease) in shares outstanding...............      (28,251,368)         6,417,793
                                                               ==============     ==============

Active Assets Institutional Money Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                                                FOR THE SIX      FOR THE YEAR       FOR THE YEAR    FEBRUARY 15, 2000*
                                               MONTHS ENDED          ENDED              ENDED            THROUGH
                                             DECEMBER 31, 2002   JUNE 30, 2002      JUNE 30, 2001     JUNE 30, 2000
                                             -----------------   -------------      -------------   ------------------
                                                (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.......         $ 1.00            $ 1.00             $ 1.00           $  1.00
                                                    ------            ------             ------           -------

Net income from investment operations......          0.008             0.024              0.058             0.023

Less dividends from net investment
  income...................................         (0.008)+          (0.024)+           (0.058)+          (0.023)
                                                    ------            ------             ------           -------

Net asset value, end of period.............         $ 1.00            $ 1.00             $ 1.00           $  1.00
                                                    ======            ======             ======           =======

Total Return...............................           0.80%(1)          2.45%              5.95%             2.31%(1)

Ratios to Average Net Assets:
Expenses...................................           0.17%(2)          0.17%              0.19%             0.20%(2)(3)

Net investment income......................           1.56%(2)          2.40%              5.61%             6.12%(2)(3)

Supplemental Data:
Net assets, end of period, in thousands....     $1,124,508        $1,152,759         $1,146,341          $813,428

---------------------

     *   Commencement of operations.
     +   Includes capital gain distribution of less than $0.001.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all of its expenses that were
         reimbursed or waived by the Investment Manager, the
         annualized expense and net investment income ratios would
         have been 0.31% and 6.01%, respectively.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo Chairman of the Board

Mitchell M. Merin President and Chief Executive Officer

Barry Fink Vice President, Secretary and General Counsel

Joseph J. McAlinden Vice President

Ronald E. Robinson Vice President

Thomas F. Caloia Treasurer

Francis Smith Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
ACTIVE ASSETS(R) ACCOUNT

ACTIVE ASSETS
INSTITUTIONAL
MONEY TRUST

Semiannual Report
December 31, 2002

9819A03-AP-1/03